Related Party	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party

17. Related Party

The related parties that had material balances and transactions as of and for the fiscal years ended March 31, 2025 and 2024 consist of the following:

Name of Related Party	Nature of Relationship on March 31, 2025
Hidetoshi Yokoyama	Representative director, Chairman, and the former Chief Executive Officer of the Company
Clustar, Inc.	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer
Samulion Factory, Inc.	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer

The Company had the following related party transactions as of and for the fiscal years ended March 31, 2025 and 2024:

		March 31,
		2025	2024
Related party receivable
Hidetoshi Yokoyama	For payment made on behalf by the Company	¥—	¥9,304

		Fiscal year ended March 31,
		2025	2024	2023
Selling, General and Administrative Expenses with related parties
Clustar, Inc.	Advertising expenses	¥—	¥2,190	¥—
Samulion Factory, Inc.	Provision of consulting services	—	9,786	2,036